UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Wilson Capital Management LLC

Address:  237 Park Avenue, Suite 900
          New York, New York 10017


13F File Number: 28-11737

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   David S. Wilson
Title:  Managing Member
Phone:  (212) 692-6320


Signature, Place and Date of Signing:

/s/ David S. Wilson              New York, New York             May 15, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:   $40,445
                                        (thousands)


List of Other Included Managers:  NONE

                                                       FORM 13F INFORMATION TABLE
                                                     Wilson Capital Management LLC
                                                            March 31, 2009
COLUMN 1                        COLUMN  2         COLUMN 3   COLUMN 4         COLUMN 5     COLUMN 6    COLUMN 7       COLUMN 8

                                TITLE                        VALUE      SHRS OR  SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS          CUSIP      (X$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED NONE
--------------                  --------          -----      --------   -------  --- ----  ----------  --------  ----    ------ ----
ALCATEL-LUCENT                  SPONSORED ADR     013904305    442      237,500                                  237,500
ALLETE INC                      COM NEW           018522300  1,284       48,100                                   48,100
AMERICAN EAGLE OUTFITTERS NE    COM               02553E106    428       35,000                                   35,000
AMERICAN WTR WKS CO INC NEW     COM               030420103  1,303       67,700                                   67,700
APPLE INC                       COM               037833100  1,219       11,600                                   11,600
BEST BUY INC                    COM               086516101  1,484       39,100                                   39,100
CELANESE CORP DEL               COM SER A         150870103  1,382      103,400                                  103,400
CIRRUS LOGIC INC                COM               172755100    357       95,000                                   95,000
COACH INC                       COM               189754104    955       57,200                                   57,200
DIANA SHIPPING INC              COM               Y2066G104    503       42,700                                   42,700
DUPONT FABROS TECHNOLOGY INC    COM               26613Q106  1,190      173,000                                  173,000
EAGLE MATERIALS INC             COM               26969P108    575       23,700                                   23,700
F M C CORP                      COM NEW           302491303  1,432       33,200                                   33,200
GENERAL MARITIME CORP NEW       SHS               Y2693R101    299       42,700                                   42,700
GLOBAL SHIP LEASE INC NEW       SHS A             Y27183105    614      303,900                                  303,900
GUESS INC                       COM               401617105  1,073       50,900                                   50,900
HCP INC                         COM               40414L109    893       50,000                                   50,000
HUNT J B TRANS SVCS INC         COM               445658107  1,512       62,700                                   62,700
ISHARES TR                      RUSSELL 2000      464287655  1,934       46,000                                   46,000
JABIL CIRCUIT INC               COM               466313103    890      160,000                                  160,000
KANSAS CITY SOUTHERN            COM NEW           485170302    472       37,150                                   37,150
KNIGHT TRANSN INC               COM               499064103    735       48,500                                   48,500
LENNAR CORP                     CL B              526057302    106       18,601                                   18,601
LENNAR CORP                     CL A              526057104  1,348      179,500                                  179,500
LIMELIGHT NETWORKS INC          COM               53261M104    159       47,500                                   47,500
MCDERMOTT INTL INC              COM               580037109  1,208       90,200                                   90,200
MONSANTO CO NEW                 COM               61166W101  1,022       12,300                                   12,300
MYR GROUP INC DEL               COM               55405W104    880       57,700                                   57,700
NABORS INDUSTRIES LTD           SHS               G6359F103    861       86,200                                   86,200
NEW YORK CMNTY BANCORP INC      COM               649445103    424       38,000                                   38,000
NVR INC                         COM               62944T105  1,283        3,000                                    3,000
OLD DOMINION FGHT LINES INC     COM               679580100    923       39,300                                   39,300
PATRIOT COAL CORP               COM               70336T104    296       79,800                                   79,800
PEABODY ENERGY CORP             COM               704549104    952       38,000                                   38,000
PORTFOLIO RECOVERY ASSOCS IN    COM               73640Q105    475       17,700                                   17,700
QUANTA SVCS INC                 COM               74762E102  1,950       90,900                                   90,900
REALNETWORKS INC                COM               75605L104    394      169,100                                  169,100
RYANAIR HLDGS PLC               SPONSORED ADR     783513104  1,262       54,600                                   54,600
SAFE BULKERS INC                COM               Y7388L103    293       92,700                                   92,700
SOUTHWESTERN ENERGY CO          COM               845467109    695       23,400                                   23,400
SOVRAN SELF STORAGE INC         COM               84610H108    400       19,900                                   19,900
STERLING CONSTRUCTION CO INC    COM               859241101    469       26,281                                   26,281
TRINITY INDS INC                COM               896522109    523       57,200                                   57,200
ULTRA PETROLEUM CORP            COM               903914109    477       13,300                                   13,300
UNIVERSAL DISPLAY CORP          COM               91347P105    331       36,100                                   36,100
VENTAS INC                      COM               92276F100    913       40,400                                   40,400
WEYERHAEUSER CO                 COM               962166104  1,566       56,800                                   56,800
ZALE CORP NEW                   COM               988858106    259      133,000                                  133,000

SK 02990 0002 995604